PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.8%
Common Stocks
Aerospace & Defense — 1.6%
Airbus SE (France)*	26,229	$3,171,354
Automobiles — 5.5%
General Motors Co.*	64,264	2,810,907
Tesla, Inc.*	7,799	8,404,203
		11,215,110
Banks — 6.0%
Bank of America Corp.	77,991	3,214,789
JPMorgan Chase & Co.	22,075	3,009,264
PNC Financial Services Group, Inc. (The)	16,649	3,070,908
Truist Financial Corp.	52,681	2,987,013
		12,281,974
Building Products — 1.6%
Johnson Controls International PLC	50,691	3,323,809
Capital Markets — 3.1%
Blackstone, Inc.	12,178	1,545,875
Goldman Sachs Group, Inc. (The)	14,267	4,709,537
		6,255,412
Chemicals — 2.1%
Linde PLC (United Kingdom)	13,676	4,368,525
Containers & Packaging — 1.7%
Crown Holdings, Inc.	26,933	3,369,049
Electric Utilities — 0.9%
NextEra Energy, Inc.	20,800	1,761,968
Entertainment — 0.5%
Netflix, Inc.*	2,505	938,348
Food & Staples Retailing — 4.1%
Costco Wholesale Corp.	6,749	3,886,412
Walmart, Inc.	30,534	4,547,123
		8,433,535
Health Care Equipment & Supplies — 4.7%
Abbott Laboratories	31,163	3,688,452
Dexcom, Inc.*	3,880	1,985,008
Intuitive Surgical, Inc.*	6,619	1,996,820
Straumann Holding AG (Switzerland)	1,203	1,920,727
		9,591,007
Health Care Providers & Services — 2.1%
Laboratory Corp. of America Holdings*	5,727	1,509,981
UnitedHealth Group, Inc.	5,296	2,700,801
		4,210,782
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc. (Class A Stock)*	12,044	2,068,677
Royal Caribbean Cruises Ltd.*(a)	14,543	1,218,413
		3,287,090
Insurance — 4.0%
Chubb Ltd.	21,690	4,639,491
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
MetLife, Inc.	50,509	$3,549,773
		8,189,264
Interactive Media & Services — 8.1%
Alphabet, Inc. (Class A Stock)*	3,207	8,919,789
Alphabet, Inc. (Class C Stock)*	1,337	3,734,228
Match Group, Inc.*	11,043	1,200,816
Snap, Inc. (Class A Stock)*	36,104	1,299,383
ZoomInfo Technologies, Inc.*	23,929	1,429,518
		16,583,734
Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc.*	2,707	8,824,685
MercadoLibre, Inc. (Brazil)*	2,928	3,482,797
		12,307,482
IT Services — 3.5%
Adyen NV (Netherlands), 144A*	1,249	2,473,816
Mastercard, Inc. (Class A Stock)	7,261	2,594,936
Shopify, Inc. (Canada) (Class A Stock)*	2,107	1,424,248
Snowflake, Inc. (Class A Stock)*	2,975	681,662
		7,174,662
Life Sciences Tools & Services — 0.7%
Danaher Corp.	5,068	1,486,596
Machinery — 0.9%
Deere & Co.	4,231	1,757,811
Multi-Utilities — 1.6%
Dominion Energy, Inc.	37,885	3,219,088
Oil, Gas & Consumable Fuels — 4.6%
ConocoPhillips	93,572	9,357,200
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,237	2,515,420
Pharmaceuticals — 5.1%
AstraZeneca PLC (United Kingdom), ADR	58,574	3,885,799
Eli Lilly & Co.	22,928	6,565,892
		10,451,691
Road & Rail — 2.4%
Union Pacific Corp.	17,854	4,877,891
Semiconductors & Semiconductor Equipment — 6.6%
ASML Holding NV (Netherlands)	1,429	954,472
Broadcom, Inc.	3,853	2,426,157
Lam Research Corp.	3,142	1,689,171
NVIDIA Corp.	16,997	4,637,801
NXP Semiconductors NV (China)	9,743	1,803,234
QUALCOMM, Inc.	13,501	2,063,223
		13,574,058
Software — 8.6%
Atlassian Corp. PLC (Class A Stock)*	4,299	1,263,175
HubSpot, Inc.*	2,508	1,191,150
Microsoft Corp.	41,882	12,912,639
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PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
salesforce.com, Inc.*	10,659	$2,263,119
		17,630,083
Specialty Retail — 1.1%
Lowe’s Cos., Inc.	11,186	2,261,697
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	39,099	6,827,076
Textiles, Apparel & Luxury Goods — 4.6%
Lululemon Athletica, Inc.*	8,608	3,143,900
LVMH Moet Hennessy Louis Vuitton SE (France)	5,082	3,622,005
NIKE, Inc. (Class B Stock)	19,092	2,569,020
		9,334,925

Total Long-Term Investments (cost $140,027,413)		199,756,641
Short-Term Investments — 2.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	4,024,713	4,024,713
PGIM Institutional Money Market Fund (cost $1,150,226; includes $1,149,748 of cash collateral for securities on loan)(b)(wa)	1,151,484	1,150,448

Total Short-Term Investments (cost $5,174,939)		5,175,161

TOTAL INVESTMENTS—100.3% (cost $145,202,352)		204,931,802

Liabilities in excess of other assets — (0.3)%		(606,429)

Net Assets — 100.0%		$204,325,373

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,156,164; cash collateral of $1,149,748 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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